CONVERTIBLE NOTES (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Debt Instrument [Line Items]
Convertible notes	¥ 1,614,040	¥ 2,054,579
Less: debt issuance cost		(7,085)
2020 Notes
Debt Instrument [Line Items]
Convertible notes		345,939
2021 Notes
Debt Instrument [Line Items]
Convertible notes		36,595
2024 Notes
Debt Instrument [Line Items]
Convertible notes	¥ 1,614,040	¥ 1,679,130